Debt (Tables)	12 Months Ended
Jun. 30, 2014
Debt [Abstract]
Short-term debt
Short-term debt comprises the following:

	Outstanding Balance	Weighted Average Interest Rate	Unused Credit Line
June 30, 2014:
Type debt:
Export financing	$—	NA	$9,208
Other	59	14.47%	—
Total	$59		$9,208

June 30, 2013:
Type debt:
Export financing	$—	NA	$9,690
Other	284	7.00%	—
Total	$284		$9,690

Summary of revolving credit agreements
A summary of the Company's revolving credit agreements at June 30, 2014 is as follows:

	Outstanding Balance	Weighted Average Interest Rate	Unused Commitment	Total Commitment
Revolving multi-currency credit facility	$125,000	1.66%	$174,060	300,000
Revolving credit facility	—	5.00%	14,050	14,050
Revolving credit agreement	—	2.30%	20,000	20,000

Other long-term debt	Other long-term debt comprises the following:
	Outstanding Balance	Weighted Average Interest Rate	Unused Credit Line
Other	$145	17.50%	$—